Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Audit Alliance LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated and combined balance sheets of K-Tech Solutions Company Limited and its subsidiary (collectively referred to as the “Company”) as of March 31, 2025 and 2024, and the related consolidated and combined statements of operations and comprehensive income, changes in shareholders’ equity and cash flows for each of the three years in the period ended March 31, 2025 and the related notes to the financial statements (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.